Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund	Dec. 30, 2024
Fidelity Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.50%
Past 5 years	3.41%
Past 10 years	2.73%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.75%
Past 5 years	2.84%
Past 10 years	2.21%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.04%
Past 5 years	2.63%
Past 10 years	2.10%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%
IXZ94
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	3.08%